Note 32 - Common Shares (Detail)	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares
Issued and fully paid [Member]
Number of shares [line items]
Common shares, beginning balance		2,066,773,131
Shares issued under share-based compensation plans | €	0
Capital increase	0
Shares purchased for treasury	0
Shares sold or distributed from treasury	0
Common shares, ending balance	2,066,773,131
Treasury shares [Member]
Number of shares [line items]
Common shares, beginning balance	(1,346,166)	(671,357)
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	0
Shares purchased for treasury	(35,979,884)	(35,058,705)
Shares sold or distributed from treasury	36,647,102	34,383,896
Common shares, ending balance	(678,948)	(1,346,166)
Outstanding [Member]
Number of shares [line items]
Common shares, beginning balance	2,065,426,965	2,066,101,774
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	0
Shares purchased for treasury	(35,979,884)	(35,058,705)
Shares sold or distributed from treasury	36,647,102	34,383,896
Common shares, ending balance	2,066,094,183	2,065,426,965